JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2016
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

		2016		2015
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate	Outstanding at December 31	Effective Interest Rate
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
U.S. (2016 and 2015 – US$1,000)[1]	2067	1,342	6.4%	1,382	6.4%
U.S. (2016 and 2015 – US$742)[1,2]	2075	996	5.5%	1,027	5.3%
U.S. (2016 – US$1,186)[1,2]	2076	1,593	6.2%	—	—
		3,931		2,409

1	The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.

2
The Junior subordinated notes were issued to TransCanada Trust (the Trust), a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TransCanada's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.